Company financial information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Statement of comprehensive income
Net finance expense | $		$ (659)		$ (479)		$ (638)
Income tax | $		$ 44		$ 18		$ (77)
Ardagh Group S.A.
Statement of comprehensive income
Dividend income	€ 89		€ 110		€ 150
Other external charges	(3)		(1)		(1)
Net finance expense	(1)		(1)		(1)
Profit before tax and gain on disposal of investment	85		108		148
Gain on disposal of investment	1,164
Profit and total comprehensive income for the year	€ 1,249		€ 108		€ 148